UNITED STATES

                   SECURITIES AND EXCHANGE COMMISSION

                         Washington, D.C.  20549



                               FORM 13F



                         FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 30, 2002



Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one.): [  ] is a restatement.

                                  [  ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:    Needelman Asset Mgmt, Inc.

Address: 800 Newport Center Dr, Ste 450

         Newport Beach, CA  92660-6316







13F File Number: 28-01623



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:    B. Masiello

Title:   Director of Operations

Phone:   949-760-6644_

Signature, Place, and Date of Signing:



_______________   ________________   ________________





Report Type (Check only one.):



[X ]   13F HOLDINGS REPORT.



[  ]   13F NOTICE.



[  ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:











I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE

ACT OF 1934.

                          FORM 13F SUMMARY PAGE





Report Summary:



Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     49

Form 13F Information Table Value Total:     $47,378





List of Other Included Managers:



No.   13F File Number        Name











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

                                                          FORM 13F INFORMATION TABLE

                                                           VALUE       SHS/ SH/      INVSTMT                     SHRD
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000)     PRN  PR       DSCRETN

------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------



AT&T CORP                       COM            001957109    203   18935SH         DEFINED            0
ABBOTT LABORATORIES             COM            002824100    998   26495SH         DEFINED            0
ALCOA INC                       COM            013817101   1354   40845SH         DEFINED            0
ALLTEL CORP                     COM            020039103    775   16490SH         DEFINED            0
AMERICAN INTL GROUP INC         COM            026874107   2077   30445SH         DEFINED            0
ANHEUSER BUSCH COS INC          COM            035229103   2004   40080SH         DEFINED            0
APARTMENT INVT & MGMT CO CL A   COM            03748R101    344    7000SH         DEFINED            0
BP PLC ADRS                     COM            055622104   1283   25419SH         DEFINED            0
BANK OF AMERICA CORP            COM            060505104   1349   19173SH         DEFINED            0
BAXTER INTERNATIONAL INC        COM            071813109   1123   25270SH         DEFINED            0
BUCKEYE PARTNERS LP             UNIT LP        118230101    284    8000SH         DEFINED            0
CITIGROUP INC                   COM            172967101   1322   34126SH         DEFINED            0
COMCAST CORP SPECIAL - CL A     COM            200300200    526   22050SH         DEFINED            0
COMERICA INC                    COM            200340107    338    5500SH         DEFINED            0
DOW CHEMICAL CO                 COM            260543103   1237   35992SH         DEFINED            0
EATON CORPORATION               COM            278058102    200    2743SH         DEFINED            0
EL PASO CORP                    COM            28336L109    870   42230SH         DEFINED            0
ELECTRONIC DATA SYS CORP (NEW)  COM            285661104    510   13715SH         DEFINED            0
EMERSON ELECTRIC COMPANY        COM            291011104    918   17155SH         DEFINED            0
EXXON MOBIL CORP (NEW)          COM            30231G102   1388   33912SH         DEFINED            0
FEDERAL NATL MTG ASSN           COM            313586109   1445   19595SH         DEFINED            0
FLEET BOSTON FINL CORP          COM            339030108   1334   41242SH         DEFINED            0
FORD MOTOR CO (NEW)             COM PAR $0.01  345370860   1158   72380SH         DEFINED            0
GANNETT COMPANY INC             COM            364730101   1295   17065SH         DEFINED            0
GENERAL ELECTRIC COMPANY        COM            369604103    293   10100SH         DEFINED            0
GILLETTE COMPANY                COM            375766102   1670   49308SH         DEFINED            0
HEWLETT-PACKARD COMPANY         COM            428236103    651   42572SH         DEFINED            0
HONEYWELL INTERNATIONAL INC     COM            438516106   1150   32655SH         DEFINED            0
INTEL CORPORATION               COM            458140100    290   15859SH         DEFINED            0
INTERNATIONAL BUSINESS MACHINE  COM            459200101   1314   18248SH         DEFINED            0
INTERNATIONAL PAPER             COM            460146103   1145   26265SH         DEFINED            0
INTERPUBLIC GROUP OF COS INC    COM            460690100   1144   46190SH         DEFINED            0
J.P. MORGAN CHASE & CO          COM            46625H100   1482   43691SH         DEFINED            0
KIMBERLY CLARK                  COM            494368103   1177   18989SH         DEFINED            0
MASCO CORPORATION               COM            574599106   1623   59863SH         DEFINED            0
MCDONALDS CORP                  COM            580135101    968   34039SH         DEFINED            0
MELLON FINANCIAL CORP           COM            58551A108    299    9500SH         DEFINED            0
MERRILL LYNCH & CO INC          COM            590188108    613   15145SH         DEFINED            0
PFIZER INC                      COM            717081103    256    7300SH         DEFINED            0
SBC COMMUNICATIONS INC          COM            78387G103    525   17215SH         DEFINED            0
SPDR TRUST UNIT SER 1           COM            78462F103    396    4000SH         DEFINED            0
SAFEWAY INC                     COM            786514208    918   31445SH         DEFINED            0
SCHERING PLOUGH CORP            COM            806605101    923   37515SH         DEFINED            0
TARGET CORP                     COM            87612E106   1717   45060SH         DEFINED            0
3M CO                           COM            88579Y101   1083    8805SH         DEFINED            0
TOTAL FINA ELF SA SPON ADR      COM            89151E109   1302   16089SH         DEFINED            0
VERIZON COMMUNICATIONS          COM            92343V104    911   22696SH         DEFINED            0
WORLDCOM INC-WORLDCOM GROUP     COM            98157D106     27   32999SH         DEFINED            0
WYETH CORP                      COM            983024100   1167   22790SH         DEFINED            0


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